Debt issued measured at amortized cost (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD m 31.12.25 31.12.24
Short-term debt
1
33,870 30,509
Senior unsecured debt 24,695 33,416
of which: issued by UBS AG standalone with original maturity greater than one year 24,661 32,621
Covered bonds 11,689 8,814
Subordinated debt 328 689
of which: eligible as non-Basel III-compliant tier 2 capital instruments 207
Debt issued through the Swiss central mortgage institutions 29,169 27,251
Other long-term debt 456 424
Long-term debt
2
66,337 70,595
Total debt issued measured at amortized cost
3,4
100,207 101,104
1 Debt with an original contractual maturity
of less than one year,
includes mainly certificates of deposit and commercial
paper.
2 Debt with an original contractual
maturity greater than or equal to one
year. The
classification of
debt issued
into short-term
and long-term
does not
consider any
early redemption
features.
3 Net of
bifurcated embedded
derivatives, the
fair value
of which
was not
material for
the periods
presented.
4 Except for Covered bonds
(
100 % secured; 31 December 2024: 100
% secured), Debt issued through
the Swiss central mortgage
institutions (
100 % secured; 31 December 2024: 100 % secured) and
Other long-term debt ( 97 % secured; 31 December 2024: 91 % secured), 100 % of the balance was unsecured as of 31 December 2025 (31 December 2024: 100 % unsecured).